Accumulated Other Comprehensive Income (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated other comprehensive income
Balance, beginning of year	$ (15)	$ 2	$ 48
Net unrealized losses (gains)	18	(22)	(26)
Reclassification of net gains (losses) to net income (loss)	9	5	(20)
Balance, end of year	$ 12	$ (15)	$ 2